Condensed Consolidated Balance Sheets - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Current Assets
Cash and cash equivalents	$ 327,619	$ 414,257	$ 160,208
Accounts receivable, net	60,562	160,101	127,653
Inventory	312,244	206,974	15,787
Prepaid franchise fees	204,728
Other current assets	320,602	52,643	5,588
Total Current Assets	1,225,755	833,975	309,236
Other Assets
Goodwill	5,180,141	5,180,141	5,155,141
Intangible assets, net	1,413,317	1,635,227	2,141,374
Deferred brokerage fees	76,292	79,943	149,223
Property and equipment, net	777,362	574,308	232,733
Right of use asset, operating leases, net	1,557,443	1,533,010	490,984
Security deposits	40,307	40,307	14,885
Due from franchisees		23,007
Deferred equity financing costs	453,799	307,494	98,198
Total Other Assets	9,498,661	9,373,437	8,282,538
TOTAL ASSETS	10,724,416	10,207,412	8,591,774
Current Liabilities
Accounts payable	362,524	438,466	126,716
Accrued expenses	1,054,301	1,166,433	1,381,342
Current portion of convertible notes payable, net	1,441,853	2,211,097	1,127,320
Notes payable	41,735	82,235	40,500
Note payable - related party			64,728
Related party loan	247,818
Operating lease obligation, current	332,519	307,013	151,867
Current portion of deferred revenues	293,034	30,034	3,795
Stock payable			75,000
Total Current Liabilities	3,773,784	4,235,278	2,971,268
Operating lease obligation, net of current portion	1,175,474	1,199,748	339,116
Deferred revenues, less current portion	188,699	182,342	365,718
Non-current portion of convertible notes payable, net	1,227,332
Secured notes payable, net	257,040
Total Non-current Liabilities	2,848,545	1,382,090
Total Liabilities	6,622,329	5,617,368	3,676,102
Commitments and Contingencies – Note 6
Stockholders’ Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 36,000,000 shares authorized; 1,616,022 and 1,427,124 shares issued and outstanding as of February 28, 2022, and May 31, 2021, respectively	159	142	100
Common Stock Issuable	55,625
Additional paid-in capital	24,572,691	16,708,762	11,132,103
Accumulated deficit	(20,586,755)	(12,291,899)	(6,195,044)
Total Simplicity Esports and Gaming Company Stockholders’ Equity	4,041,720	4,417,005	4,937,159
Non-Controlling Interest	60,367	173,039	(21,487)
Total Stockholders’ Equity	4,102,087	4,590,044	4,915,672
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 10,724,416	$ 10,207,412	$ 8,591,774